UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    4 Orinda Way
            Orinda, CA 94563

Form 13F File Number: 28-06355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                 11/18/2002
-----------------                  -------------               ----------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $114,111
                                           (thousands)

List of other Included Managers:            None

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                                                          DIS-   OTHER
                                TITLE OF         CUSIP     MARKET   SHARES OR  SH   PUT/  CRE-   MANA-     VOTING AUTHORITY
 NAME OF ISSUER                  CLASS           NUMBER    VALUE     PRN AMT   PRN  CALL  TION   GERS    SOLE   SHARED   NONE
 --------------                  -----           ------    -----     -------   ---  ----  ----   ----    ----   ------   ----
AT + T CORP                     com            001957109    14,352   1,195,000  SH        Sole    0   1,195,000
COMCAST CORP                    com            200300200     9,554     458,000  SH        Sole    0     458,000
FEDEX CORP                      com            31428X106    16,623     332,000  SH        Sole    0     332,000
FLEMING COS INC                 com            339130106    10,492   2,098,300  SH        Sole    0   2,098,300
GENERAL MTRS CORP               com            370442105    11,903     306,000  SH        Sole    0     306,000
HILTON HOTELS CORP              com            432848109     9,673     850,000  SH        Sole    0     850,000
MARRIOTT INTL INC NEW           com            571903202     5,972     206,000  SH        Sole    0     206,000
DISNEY                          com            254687106     8,433     557,000  SH        Sole    0     557,000
GRAFTECH INTL LTD               com            384313102     3,371     465,000  SH        Sole    0     465,000
WASTE MGMT INC DEL              com            94106L109    12,476     535,000  SH        Sole    0     535,000
MONY GROUP                      com            615337102     2,751     111,500  SH        Sole    0     111,500
FAIRFAX FINL HLDGS LTD          sub vtg com    303901102     3,362      45,000  SH        Sole    0      45,000
SAKS INC                        com            79377W108     2,980     283,000  SH        Sole    0     283,000
TELEPHONE + DATA SYS INC        com            879433100     2,169      43,000  SH        Sole    0      43,000
                                                          --------  ----------                       ----------
                                                           114,111   7,484,800                        7,484,800
                                                          ========  ==========                       ==========